FAIR VALUE OF ASSETS AND LIABILITIES - Fair value of assets that are not measured at fair value (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024
FAIR VALUE OF ASSETS AND LIABILITIES
Loans and advances to customers, net	$ 243,100,035	[1]	$ 263,274,170
Not measured at fair value
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	5,836,484		8,403,740
Loans and advances to customers, net	275,626,425		269,345,583
Total	281,462,909		277,749,323
Not measured at fair value | Securities issued by the Colombian Government
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	141,524		156,209
Not measured at fair value | Securities issued or secured by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	4,138,018		3,373,231
Not measured at fair value | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	274,880		591,880
Not measured at fair value | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	339,644		639,655
Not measured at fair value | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	942,418		3,642,765
Not measured at fair value | Level 1
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	1,101,783		1,903,657
Total	1,101,783		1,903,657
Not measured at fair value | Level 1 | Securities issued by the Colombian Government
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	141,524		156,209
Not measured at fair value | Level 1 | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	129,128		284,281
Not measured at fair value | Level 1 | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	189,057		412,579
Not measured at fair value | Level 1 | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	642,074		1,050,588
Not measured at fair value | Level 2
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	297,502		344,456
Total	297,502		344,456
Not measured at fair value | Level 2 | Securities issued or secured by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	43,771		46,272
Not measured at fair value | Level 2 | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	93,521		57,091
Not measured at fair value | Level 2 | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	150,587		227,076
Not measured at fair value | Level 2 | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	9,623		14,017
Not measured at fair value | Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	4,437,199		6,155,627
Loans and advances to customers, net	275,626,425		269,345,583
Total	280,063,624		275,501,210
Not measured at fair value | Level 3 | Securities issued or secured by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	4,094,247		3,326,959
Not measured at fair value | Level 3 | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	52,231		250,508
Not measured at fair value | Level 3 | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	$ 290,721		$ 2,578,160

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.